Tax (Tables)	6 Months Ended
Jun. 30, 2025
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2025	2024
Continuing operations	£m	£m
Profit before tax	3,585	3,029

Expected tax charge	(896)	(757)
Losses and temporary differences in period where no deferred tax assets recognised	(4)	(10)
Foreign profits taxed at other rates	21	17
Items not allowed for tax:
- losses on disposals and write-downs	5	(9)
- UK bank levy	(17)	(16)
- regulatory and legal actions	(16)	(3)
- other disallowable items	(14)	(17)
Non-taxable items:
- RPI-related uplift on index-linked gilts	9	18
- other non-taxable items	15	4
Taxable foreign exchange movements	(3)	2
Unrecognised losses bought forward and utilised	18	12
Net increase in the carrying value of deferred tax assets in respect of UK losses	26	—
Banking surcharge	(95)	(81)
Pillar 2 top-up tax	—	(11)
Tax on paid-in equity dividends	40	33
Adjustments in respect of prior years	1	17
Actual tax charge	(910)	(801)